Annual Report                                            [LOGO] Neuberger Berman
December 31, 2002

                                   Neuberger Berman
                                   Advisers
                                   Management
                                   Trust

--------------------------------------------------------------------------------

                                   Growth
                                   Portfolio(R)

B1015 02/03

Growth Portfolio Managers' Commentary

The AMT Growth Portfolio declined in value in 2002, to a greater extent than its benchmark, the Russell Midcap Growth Index. A combination of corporate scandals, a weak economy and dismal profits hurt nearly every sector of the market, including mid-cap growth stocks.

Although a number of the portfolio's holdings turned in strong performance, they were not enough to offset some sharp losses. Energy, materials, and consumer staples were the only sectors that recorded positive performance for the portfolio. The portfolio's overweight position and good stock selection in the energy sector provided

Average Annual Total Return(1)

                 Growth Portfolio   Russell Midcap(R)   Growth(2)     S&P 500(2)

1 Year                   (31.16%)                        (27.41%)       (22.09%)
5 Year                    (5.95%)                         (1.82%)        (0.58%)
10 Year                     3.31%                           6.71%          9.34%
Life of Fund                8.14%                             N/A         12.51%
--------------------------------------------------------------------------------
Inception Date         09/10/1984

        [THE FOLLOWING REPRESENTS A LINE CHART IN THE PRINTED MATERIAL]

Comparison of a $10,000 Investment

                                Growth            Russell Midcap(R)      S&P 500
                               Portfolio               Growth
--------------------------------------------------------------------------------
1992                             10,000                10,000             10,000
1993                             10,679                11,119             11,006
1994                             10,146                10,879             11,150
1995                             13,366                14,575             15,336
1996                             14,587                17,122             18,854
1997                             18,818                20,982             25,142
1998                             21,740                24,730             32,327
1999                             32,696                37,415             39,128
2000                             28,885                33,019             35,567
2001                             20,116                26,365             31,343
2002                             13,847                19,140             24,418

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, or since the Fund's inception, if it has not operated for 10 years. The results are compared with benchmarks, which may include a broad-based market index and or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results.
--------------------------------------------------------------------------------

the greatest contribution to overall portfolio returns. Portfolio sectors that detracted the most from total returns included information technology, healthcare, and consumer discretionary.

The portfolio's performance over the past year was clearly disappointing, but as 2003 commences, there are reasons for renewed optimism. We note that personal income and savings rates are rising, and the housing market and auto sales remain robust, indicating that the American consumer is still willing and able to spend. Interest rates remain historically low and inflation appears to be well under control. Although it is too early to tell how much of the Bush Administration's economic stimulus package will make it through Congress, tax relief ought to give the consumer a further boost. Uncertainty regarding Iraq is still weighing heavily on corporate decision makers, depressing capital spending. However, we believe corporate leaders will have to start investing in their businesses again; a quick resolution to the Iraq situation would be a tremendous plus for corporate and investor confidence.

We are also enthusiastic about the start of 2003 because it marks the beginning of our first year as your new mid-cap growth portfolio management team. Effective January 2, 2003, we joined Neuberger Berman as part of a new Growth Equity Group, which will manage this portfolio. We have worked together for many years, specializing in growth stock investing, and we are excited about joining a firm that believes, as we do, in rigorous investment discipline.

In our years of working together, we have developed a multidimensional investment process that combines what we feel are the best aspects of

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

top-down and bottom-up analyses. Using both quantitative tools and fundamental research, we look for fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, we analyze such factors as: the financial condition (such as the debt-to-equity ratio) of a company, market share and competitive leadership of the company's products, earnings growth relative to competitors, and market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies. We follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Our growth team is excited about the opportunity to apply our time-tested investment process to the AMT Growth Portfolio. While we can't guarantee success, we are committed to providing you with the best possible long-term performance.

Sincerely,

                               /s/ Jon D. Brorson

                                JON D. BRORSON
                             PORTFOLIO MANAGER AND
                        GROWTH EQUITY GROUP TEAM LEADER

                              /s/ Kenneth J. Turek

                               KENNETH J. TUREK
                               PORTFOLIO MANAGER

1. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

2. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2003 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments Growth Portfolio

Number of Shares                                            Market Value+
Common Stocks (94.8%)

Auto/Truck Replacement Parts (1.9%)
    71,500    Advance Auto Parts                             $ 3,496,350*(pound)

Biotechnology (5.5%)
    45,500    Cephalon, Inc.                                   2,214,394*(pound)
    94,700    Gilead Sciences                                  3,219,800*(pound)
    73,050    IDEC Pharmaceuticals                             2,423,069*
    79,700    Pharmaceutical Product
                Development                                    2,332,819*
                                                             -----------
                                                              10,190,082

Broadcasting (4.0%)
   140,300    Radio One Class D                                2,024,529*(pound)
   144,825    Westwood One                                     5,410,662*
                                                             -----------
                                                               7,435,191

Building, Construction & Furnishing (1.7%)
    55,400    D.R. Horton                                        961,190(pound)
    28,800    Lennar Corp.                                     1,486,080
    23,100    Ryland Group                                       770,385
                                                             -----------
                                                               3,217,655

Business Services (2.9%)
    13,200    Ecolab Inc.                                        653,400
    38,700    Education Management                             1,455,120*
    28,300    Fiserv, Inc.                                       960,785*
    36,250    Hotels.com                                       1,980,338*(pound)
    13,100    Iron Mountain                                      432,135*
                                                             -----------
                                                               5,481,778

Business Services--IT Business Services (6.0%)
    65,300    Affiliated Computer Services                     3,438,045*
    94,100    Apollo Group Class A                             4,140,400*
   149,900    SunGard Data Systems                             3,531,644*
                                                             -----------
                                                              11,110,089

Capital Equipment (2.4%)
    24,800    American Standard                                1,764,272*
    42,100    Danaher Corp.                                    2,765,970
                                                             -----------
                                                               4,530,242

Communications Equipment (1.9%)
    57,200    ADTRAN, Inc.                                     1,881,880*(pound)
    61,800    Broadcom Corp.                                     930,708*
    36,000    UTstarcom, Inc.                                    713,880*
                                                             -----------
                                                               3,526,468

Computer Related (1.4%)
    44,000    Lexmark International
                Group                                          2,662,000*

Consumer Cyclicals (3.3%)
   185,900    USA Interactive                                  4,260,828*(pound)
    40,600    Weight Watchers
                International                                  1,866,382*(pound)
                                                             -----------
                                                               6,127,210

Defense & Aerospace (2.6%)
     9,900    Alliant Techsystems                                617,265*
    95,000    L-3 Communications
                Holdings                                       4,266,450*(pound)
                                                             -----------
                                                               4,883,715

Electrical & Electronics (0.7%)
    27,300    Synopsys, Inc.                                   1,259,895*

Energy (5.1%)
    40,300    Cooper Cameron                                   2,007,746*
    63,500    EOG Resources                                    2,534,920
    68,900    Ocean Energy                                     1,375,933
    44,800    Smith International                              1,451,820*
    81,550    XTO Energy                                       2,014,285
                                                             -----------
                                                               9,384,704

Finance (3.3%)
    41,400    Affiliated Managers Group                        2,082,420*
    28,950    Investment Technology
                Group                                            647,322*
    45,800    Legg Mason                                       2,223,132
    30,100    Moody's Corp.                                    1,242,829
                                                             -----------
                                                               6,195,703

Financial Services (1.0%)
    43,200    Commerce Bancorp                                 1,865,808(pound)

Food & Beverage (1.6%)
   114,400    Pepsi Bottling Group                             2,940,080

Health Care (15.5%)
    39,400    AmerisourceBergen Corp.                          2,139,814
    50,800    Anthem, Inc.                                     3,195,320*
   104,600    Caremark Rx                                      1,699,750*
   117,400    Community Health Systems                         2,417,266*(pound)
    90,145    Express Scripts                                  4,330,566*
    30,400    Forest Laboratories                              2,985,888*
    39,350    Quest Diagnostics                                2,239,015*
    62,100    Teva Pharmaceutical
                Industries ADR                                 2,397,681
    37,000    Universal Health Services
                Class B                                        1,668,700*
    23,600    Wellpoint Health Networks                        1,679,376*
    96,300    Zimmer Holdings                                  3,998,376*
                                                             -----------
                                                              28,751,752

Health Products & Services (3.4%)
    36,250    Boston Scientific                                1,538,522*
    14,000    LifePoint Hospitals                                419,034*
    71,800    MedImmune, Inc.                                  1,950,806*
    50,000    Varian Medical Systems                           2,480,000*
                                                             -----------
                                                               6,388,362

Insurance (1.8%)
    15,100    Radian Group                                       560,965
    98,600    Willis Group Holdings                            2,826,862*
                                                             -----------
                                                               3,387,827

Manufacturing (0.8%)
    25,500    Zebra Technologies                               1,461,150*


See Notes to Schedule of Investments   4

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Schedule of Investments Growth Portfolio cont'd

Number of Shares                                           Market Value+
Media (0.8%)
      22,500      Lamar Advertising                        $    757,125*
      22,100      Scholastic Corp.                              794,495*
                                                           ------------
                                                              1,551,620

Retail (11.1%)
      97,400      Abercrombie & Fitch                         1,992,804*
     103,100      Bed Bath & Beyond                           3,560,043*
      85,200      Brinker International                       2,747,700*
      84,400      Coach, Inc.                                 2,778,448*
      58,600      Mattel Inc.                                 1,122,190
      49,900      Michaels Stores                             1,561,870*
     156,700      PETsMART, Inc.                              2,684,271*
      50,600      Ross Stores                                 2,144,934
     111,600      Staples, Inc.                               2,042,280*
                                                           ------------
                                                             20,634,540

Semiconductors (5.7%)
      46,000      Fairchild Semiconductor
                    International                               492,660*
      84,300      Integrated Circuit Systems                  1,538,475*
      75,000      Marvell Technology Group                    1,414,500*
      59,700      Maxim Integrated Products                   1,972,488
     132,950      Microchip Technology                        3,250,627
      56,000      QLogic Corp.                                1,932,560*(pound)
                                                           ------------
                                                             10,601,310

Software (8.7%)
      38,200      BEA Systems                                   438,154*
     208,000      Citrix Systems                              2,562,560*
      41,000      Electronic Arts                             2,040,570*
      90,375      Intuit Inc.                                 4,240,395*
      53,600      Mercury Interactive                         1,589,240*
     143,000      Network Associates                          2,300,870*
       6,600      Storage Technology                            142,076*
      69,800      Symantec Corp.                              2,827,598*(pound)
                                                           ------------
                                                             16,141,463

Telecommunications (1.7%)
     267,600      Nextel Communications                       3,090,780*(pound)

Total Common Stocks
(Cost $165,491,019)                                         176,315,774
                                                           ------------

Principal Amount

Short-Term Investments (25.2%)
$ 38,717,417      N&B Securities Lending
                    Quality Fund, LLC                        38,717,417
   8,068,568      Neuberger Berman
                    Institutional Cash Fund
                    Trust Class                               8,068,568@
                                                           ------------

Total Short-Term Investments
(Cost $46,785,985)                                           46,785,985#
                                                           ------------

Total Investments (120.0%)
(Cost $212,277,004)                                         223,101,759##

Liabilities, less cash, receivables and other
assets [(20.0%)]                                            (37,256,203)
                                                           ------------

Total Net Assets (100.0%)                                  $185,845,556
                                                           ------------


See Notes to Schedule of Investments   5

Notes to Schedule of Investments Growth Portfolio

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#       At cost, which approximates market value.

## At December 31, 2002, the cost of investments for U.S. Federal income tax purposes was $213,528,759. Gross unrealized appreciation of investments was $19,434,788 and gross unrealized depreciation of investments was $9,861,788, resulting in net unrealized appreciation of $9,573,000, based on cost for U.S. Federal income tax purposes.

*       Non-income producing security.

(pound) All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      6

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Statement of Assets and Liabilities

                                                                                        --------------
                                                                                                Growth
Neuberger Berman Advisers Management Trust                                                   Portfolio
Assets
  Investments in securities, at market value* (Note A)-see Schedule of Investments      $  223,101,759
------------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                             38,601
------------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                            14,079,652
------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                               95,447
------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                             25,355
======================================================================================================
Total Assets                                                                               237,340,814
======================================================================================================
Liabilities
  Payable for collateral on securities loaned (Note A)                                      38,717,417
------------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                          12,420,550
------------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                             118,575
------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                        88,397
------------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                             47,707
------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                          102,612
======================================================================================================
Total Liabilities                                                                           51,495,258
======================================================================================================
Net Assets at value                                                                     $  185,845,556
======================================================================================================
Net Assets consist of:
  Paid-in capital                                                                       $  494,140,954
------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                  (319,120,153)
------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                        10,824,755
======================================================================================================
Net Assets at value                                                                     $  185,845,556
======================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                           23,434,058
------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                                $         7.93
======================================================================================================
*Cost of Investments                                                                    $  212,277,004
======================================================================================================


See Notes to Financial Statements      7

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2002

Statement of Operations

                                                                        --------------
                                                                                Growth
Neuberger Berman Advisers Management Trust                                   Portfolio
Investment Income
Income:
Interest income (Note A)                                                $      429,455
--------------------------------------------------------------------------------------
Dividend income                                                                344,495
--------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                 (4,577)
======================================================================================
Total income                                                                   769,373
======================================================================================
Expenses:
Investment management fee (Note B)                                           1,380,211
--------------------------------------------------------------------------------------
Administration fee (Note B)                                                    756,032
--------------------------------------------------------------------------------------
Auditing fees                                                                   27,436
--------------------------------------------------------------------------------------
Custodian fees (Note B)                                                        112,859
--------------------------------------------------------------------------------------
Insurance expense                                                                6,624
--------------------------------------------------------------------------------------
Legal fees                                                                      27,851
--------------------------------------------------------------------------------------
Shareholder reports                                                             68,774
--------------------------------------------------------------------------------------
Trustees' fees and expenses                                                     35,561
--------------------------------------------------------------------------------------
Miscellaneous                                                                    1,874
======================================================================================
Total expenses                                                               2,417,222
Expenses reduced by custodian fee expense offset arrangement (Note B)             (218)
======================================================================================
Total net expenses                                                           2,417,004
======================================================================================
Net investment income (loss)                                                (1,647,631)
======================================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                     (80,233,852)
--------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities (Note A)                                          (17,399,488)
   -----------------------------------------------------------------------------------
   Foreign currency (Note A)                                                       248
   ===================================================================================
Net gain (loss) on investments                                             (97,633,092)
======================================================================================
Net increase (decrease) in net assets resulting from operations         $  (99,280,723)
======================================================================================


See Notes to Financial Statements      8

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Statement of Changes in Net Assets

                                                                                Growth Portfolio
                                                                       ----------------------------------
Neuberger Berman Advisers Management Trust                                  Year Ended December 31,
                                                                                 2002                2001
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                           $   (1,647,631)     $   (2,144,694)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   (80,233,852)       (208,992,719)
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments       (17,399,240)         27,428,118
=========================================================================================================
Net increase (decrease) in net assets resulting from operations           (99,280,723)       (183,709,295)
=========================================================================================================
Distributions to Shareholders From:
Net realized gain on investments                                                    -        (227,568,563)
=========================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                                  51,338,030         166,424,214
---------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                           -         227,568,563
---------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                             (122,421,435)       (267,152,035)
=========================================================================================================
Net increase (decrease) from Fund share transactions                      (71,083,405)        126,840,742
=========================================================================================================
Net Increase (Decrease) in Net Assets                                    (170,364,128)       (284,437,116)
Net Assets:
Beginning of year                                                         356,209,684         640,646,800
=========================================================================================================
End of year                                                            $  185,845,556      $  356,209,684
=========================================================================================================
Number of Fund Shares:
Sold                                                                        5,453,318          11,913,239
---------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                               -          16,659,485
---------------------------------------------------------------------------------------------------------
Redeemed                                                                  (12,934,581)        (18,562,297)
=========================================================================================================
Net increase (decrease) in shares outstanding                              (7,481,263)         10,010,427
=========================================================================================================


See Notes to Financial Statements      9

Notes to Financial Statements Growth Portfolio

      Note A--Summary of Significant Accounting Policies:

1 General: Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eleven separate operating series (the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Class I shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investment securities sold are proceeds from the settlement of class action litigation in which the Fund participated as a plaintiff. The amount of such proceeds for the year ended December 31, 2002 was $4,394.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, will be distributed in September. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($234,904,974 and $70,119,797 expiring in 2009 and 2010, respectively, determined as of December 31, 2002), it is the policy of the Fund not to distribute such gains.

      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

      The tax character of distributions paid during the year ended December 31, 2001:

      Distributions Paid From:

                                                   Long-Term
                      Ordinary Income           Capital Gain               Total
                                 2001                   2001                2001
                           $5,469,459           $222,099,104        $227,568,563

      As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                           Unrealized
                         Appreciation     Loss Carryforwards
                       (Depreciation)          and Deferrals               Total
                           $9,573,000         $(317,868,398)      $(308,295,398)

      The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

7 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

8 Security lending: The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street

Notes to Financial Statements Growth Portfolio cont'd

      Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At December 31, 2002, the value of the securities loaned and the value of the collateral were $37,934,691 and $38,717,417, respectively. Income earned on loaned securities during the year ended December 31, 2002 amounted to $341,666.

9 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

10    Transactions with other funds managed by Neuberger Berman Management Inc.:
      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same officers and trustees as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the year ended December 31, 2002, income earned on this investment amounted to $87,789 and is reflected in the Statement of Operations under the caption Interest income.

      Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

      Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

      The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

      The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

      The trustees of the Trust adopted a non-fee distribution plan for the Fund.

      Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

      Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate,

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

      1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the year ended December 31, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the year ended December 31, 2002, there was no reimbursement to Management. At December 31, 2002, the Fund has no liability to Management under the agreement.

      Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

      The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $218.

      Note C--Securities Transactions:

      During the year ended December 31, 2002, there were purchase and sale transactions (excluding short-term securities) of $240,679,539 and $305,855,838, respectively.

      During the year ended December 31, 2002, brokerage commissions on securities transactions amounted to $628,283, of which Neuberger received $220,134, and other brokers received $408,149.

      Note D--Line of Credit:

      At December 31, 2002, the Fund was a participant in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2002.

Financial Highlights Growth Portfolio+

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.++

                                                                   Year Ended December 31,
                                                   -------------------------------------------------------
                                                     2002        2001        2000        1999        1998
Net Asset Value, Beginning of Year                 $ 11.52     $ 30.65     $ 37.27     $ 26.29     $ 30.54
                                                   -------     -------     -------     -------     -------
Income From Investment Operations
Net Investment Income (Loss)                          (.06)       (.07)       (.17)       (.12)       (.10)
Net Gains or Losses on Securities (both realized
  and unrealized)                                    (3.53)      (7.41)      (3.16)      12.51        4.12
                                                   -------     -------     -------     -------     -------
Total From Investment Operations                     (3.59)      (7.48)      (3.33)      12.39        4.02
                                                   -------     -------     -------     -------     -------
Less Distributions
From Net Capital Gains                                  --      (11.65)      (3.29)      (1.41)      (8.27)
                                                   -------     -------     -------     -------     -------
Net Asset Value, End of Year                       $  7.93     $ 11.52     $ 30.65     $ 37.27     $ 26.29
                                                   -------     -------     -------     -------     -------
Total Return++                                      -31.16%     -30.36%     -11.66%     +50.40%     +15.53%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)              $ 185.8     $ 356.2     $ 640.6     $ 732.8     $ 616.4
Ratio of Gross Expenses to Average Net Assets#         .96%        .89%        .90%        .92%        .92%
Ratio of Net Expenses to Average Net Assets            .96%        .89%        .90%        .92%        .92%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                  (.65)%      (.50)%      (.45)%      (.46)%      (.41)%
Portfolio Turnover Rate                                 97%         91%        125%        119%         83%


See Notes to Financial Highlights      14

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Highlights Growth Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Growth Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                              /s/ Ernst & Young LLP


Boston, Massachusetts
February 6, 2003

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                         Fund Complex          Other Directorships
                            Length of Time                                        Overseen by            Held Outside Fund
Name, Age, and Address (1)    Served (2)        Principal Occupation(s) (3)         Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)            Trustee since   Consultant. Formerly, Chairman and        34        Independent Trustee or Director of
                            2000            Chief Investment Officer, CDC                       three series of Oppenheimer Funds:
                                            Capital Management (registered                      Limited Term New York Municipal
                                            investment adviser) (1993-Jan.                      Fund, Rochester Fund Municipals,
                                            1999); prior thereto, President and                 and Oppenheimer Convertible
                                            Chief Executive Officer, AMA                        Securities Fund, since 1992.
                                            Investment Advisors, an affiliate
                                            of the American Medical
                                            Association.
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)           Trustee since   Counsel to Carter Ledyard & Milburn       34        Director, American Bar Retirement
                            1984            LLP since October 2002; prior                       Association (ABRA) since 1997
                                            thereto, Attorney at Law and                        (not-for-profit membership
                                            President, Faith Colish, A                          association).
                                            Professional Corporation; 1980 to
                                            2002.
------------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)       Trustee since   Consultant; Retired President and         34
                            1989            Director, Teachers Insurance &
                                            Annuity (TIAA) and College
                                            Retirement Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)         Trustee since   Consultant, C. A. Harvey                  34        Member, Individual Investors
                            1998            Associates, since June 2001;                        Advisory Committee to the New York
                                            Director, AARP, 1978 to December                    Stock Exchange Board of Directors,
                                            2000.                                               1998 to June 2002; President, Board
                                                                                                of Associates to The National
                                                                                                Rehabilitation Hospital's Board of
                                                                                                Directors since 2002; Member,
                                                                                                American Savings Education
                                                                                                Council's Policy Board (ASEC),
                                                                                                1998-2000; Member, Executive
                                                                                                Committee, Crime Prevention
                                                                                                Coalition of America, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                         Fund Complex          Other Directorships
                            Length of Time                                        Overseen by            Held Outside Fund
Name, Age, and Address (1)    Served (2)        Principal Occupation(s) (3)         Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)           Trustee since   Senior Counsel, Loews Corporation         34
                            2000            (diversified financial corporation)
                                            since May 2002; prior thereto,
                                            Senior Vice President, Secretary
                                            and General Counsel, Loews
                                            Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)       Trustee since   Professor of Finance and Economics,       34        Director, Delaware Labs
                            2000            Stern School of Business, New York                  (cosmetics), since 1978.
                                            University.
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)       Trustee since   Retired. Formerly, Vice President         34        Director, WHX Corporation (holding
                            1999            and Special Counsel, WHX                            company) since August 2002;
                                            Corporation (holding company);                      Director, WebFinancial Corporation
                                            1993-2001.                                          (holding company) since December
                                                                                                2002; Director, State Theatre of
                                                                                                New Jersey (not-for-profit
                                                                                                theater), since 2000; Formerly,
                                                                                                Director, Kevlin Corporation
                                                                                                (manufacturer of microwave and
                                                                                                other products).
------------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)      Trustee since   Senior Vice President, Burnham            34        Director, 92nd Street Y
                            2000            Securities Inc. (a registered                       (non-profit), since 1967; Formerly,
                                            broker-dealer) since 1991.                          Director, Cancer Treatment
                                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)       Trustee since   Retired. Senior Vice President,           34        Director, Pro-Kids Golf and
                            2000            Foodmaker, Inc. (operator and                       Learning Academy (teach golf and
                                            franchiser of restaurants) until                    computer usage to "at risk"
                                            January 1997.                                       children), since 1998; Director,
                                                                                                Prandium, Inc. (restaurants), from
                                                                                                March 2001 until July 2002.
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)      Trustee since   Founding General Partner, Oxford          34        Director, Capital Cash Management
                            2000            Partners and Oxford Bioscience                      Trust (money market fund),
                                            Partners (venture capital                           Narragansett Insured Tax-Free
                                            partnerships) and President, Oxford                 Income Fund, Rocky Mountain Equity
                                            Venture Corporation.                                Fund, Prime Cash Fund, several
                                                                                                private companies and QuadraMed
                                                                                                Corporation (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                         Fund Complex          Other Directorships
                            Length of Time                                        Overseen by            Held Outside Fund
Name, Age, and Address (1)    Served (2)        Principal Occupation(s) (3)         Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)        Trustee since   General Partner, Seip Investments         34        Director, H&R Block, Inc.
                            2000            LP (a private investment                            (financial services company), since
                                            partnership); President and CEO,                    May 2001; Director, General Magic
                                            Westaff, Inc. (temporary staffing),                 (voice recognition software), since
                                            May 2001 to January 2002; Senior                    November 2001; Director, Forward
                                            Executive at the Charles Schwab                     Management, Inc. (asset
                                            Corporation from 1983 to 1999;                      management), since 2001; Director,
                                            including Chief Executive Officer,                  E-Finance Corporation (credit
                                            Charles Schwab Investment                           decisioning services), since 1999;
                                            Management, Inc. and Trustee,                       Director, Save-Daily.com (micro
                                            Schwab Family of Funds and Schwab                   investing services), since 1999;
                                            Investments from 1997 to 1998;                      Formerly, Director, Offroad Capital
                                            Executive Vice President--Retail                    Inc. (pre-public internet commerce
                                            Brokerage, Charles Schwab                           company).
                                            Investment Management from 1994 to
                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)    Trustee since   Private investor and consultant           34        Director, Providence Washington
                            1999            specializing in the insurance                       (property and casualty insurance
                                            industry; Advisory Director,                        company), since December 1998;
                                            Securitas Capital LLC (a global                     Director, Summit Global Partners
                                            private equity investment firm                      (insurance brokerage firm), since
                                            dedicated to making investments in                  October 2000.
                                            the insurance sector).
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)         Trustee since   Regional Manager for Atlanta              34
                            1984            Region, Ford Motor Credit Company
                                            since August 1997; prior thereto,
                                            President, Ford Life Insurance
                                            Company, April 1995 until August
                                            1997.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                         Fund Complex          Other Directorships
                            Length of Time                                        Overseen by            Held Outside Fund
Name, Age, and Address (1)    Served (2)        Principal Occupation(s) (3)         Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (4)      President and   Executive Vice President and Chief        34        Executive Vice President, Chief
(49)                        Trustee since   Investment Officer, Neuberger                       Investment Officer and Director,
                            2000            Berman since 1999; Executive Vice                   Neuberger Berman Inc. (holding
                                            President and Chief Investment                      company) since 1999; Chairman since
                                            Officer, NB Management from                         May 2000 and Director, NB
                                            November 1999 to May 2000; Vice                     Management since April 1996.
                                            President, NB Management from 1990
                                            until 1999; Partner or Principal,
                                            Neuberger Berman from 1993.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)     Trustee since   Member, Investment Policy                 34        Director, Legg Mason, Inc.
                            2000            Committee, Edward Jones, 1993-2001;                 (financial services holding
                                            President, Securities Industry                      company), since 1993; Director,
                                            Association ("SIA") (securities                     Boston Financial Group (real estate
                                            industry's representative in                        and tax shelters), 1993-1999.
                                            government relations and regulatory
                                            matters at the federal and state
                                            levels), 1974-1992; Adviser to SIA,
                                            November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (5) (62)    President and   Executive Vice President and Chief        34        Director, Dale Carnegie &
                            Trustee since   Investment Officer, Neuberger                       Associates, Inc. (private company)
                            December 2002   Berman since 2002 and 2003,                         since 1998; Director, Emagin Corp.
                                            respectively; Director, NB                          (public company) since 1997;
                                            Management since 2002; Executive                    Director, Solbright Inc. (private
                                            Vice President, Citigroup                           company) since 1998; Director,
                                            Investments, Executive Vice                         Infogate Corp. (private company)
                                            President, Travelers Group, Inc.                    since 1997; Director, Broadway
                                            and Senior Vice President, Tribeca                  Television Network (private
                                            Investments, LLC from 1996 to 2002.                 company) since 2000.
------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                             Position and                                         Fund Complex          Other Directorships
                            Length of Time                                        Overseen by            Held Outside Fund
Name, Age, and Address (1)    Served (2)        Principal Occupation(s) (3)         Trustee              Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)      Chairman of     Executive Vice President, Neuberger       34        Executive Vice President and
                            the Board,      Berman since 1999; Principal,                       Director, Neuberger Berman Inc.
                            Chief           Neuberger Berman from 1997 until                    (holding company) since 1999;
                            Executive       1999; Senior Vice President, NB                     President and Director, NB
                            Officer and     Management from 1996 until 1999.                    Management since 1999; Director and
                            Trustee since                                                       Vice President, Neuberger & Berman
                            2000;                                                               Agency, Inc. since 2000.
                            President and
                            Chief
                            Executive
                            Officer from
                            1998 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)   Resigned as trustee effective December 12, 2002.

(5)   Serves as trustee effective December 12, 2002.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers (Unaudited) cont'd

Information about the Officers of the Trust

                                          Position and
  Name, Age, and Address (1)        Length of Time Served(2)                   Principal Occupation(s) (3)
-----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (46)         Secretary since 1985             Vice President, Neuberger Berman since 2002 and
                                                                 employee since 1999; Vice President--Mutual Fund Board
                                                                 Relations, NB Management since 2000; Vice President,
                                                                 NB Management from 1986 to 1999; Secretary, seven
                                                                 registered investment companies for which NB
                                                                 Management acts as investment manager and
                                                                 administrator (four since 2002).

Robert Conti (46)               Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                                 President, Neuberger Berman from 1999 until 2003;
                                                                 Senior Vice President, NB Management since 2000;
                                                                 Controller, NB Management until 1996; Treasurer, NB
                                                                 Management from 1996 until 1999; Vice President, seven
                                                                 registered investment companies for which NB
                                                                 Management acts as investment manager and
                                                                 administrator (three since 2000 and four since 2002).

Stacy Cooper-Shugrue (4) (39)   Assistant Secretary since 1990   Vice President--Mutual Fund Board Relations of NB
                                                                 Management since February 25, 2002; Employee of
                                                                 Neuberger Berman since 1999; Assistant Vice President of
                                                                 NB Management from 1993 to 1999; Assistant Secretary
                                                                 of two other mutual funds for which NB Management acts
                                                                 as investment manager and administrator and of three
                                                                 other registered investment companies since 2002.

Brian J. Gaffney (49)           Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                                 Vice President, NB Management since 2000; Vice
                                                                 President, NB Management from 1997 until 1999; Vice
                                                                 President, seven registered investment companies for which
                                                                 NB Management acts as investment manager and
                                                                 administrator (three since 2000 and four since 2002).

Sheila R. James (37)            Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                                 Management from 1991 to 1999; Assistant Secretary,
                                                                 seven registered investment companies for which NB
                                                                 Management acts as investment manager and
                                                                 administrator since 2002.

John M. McGovern (32)           Assistant Treasurer since 2002   Employee, NB Management since 1993; Assistant
                                                                 Treasurer, seven registered investment companies for which
                                                                 NB Management acts as investment manager and
                                                                 administrator since 2002.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                        Position and
Name, Age, and Address (1)        Length of Time Served(2)                       Principal Occupation(s) (3)
-----------------------------------------------------------------------------------------------------------------------------
Barbara Muinos (44)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                            and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                            prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                            since 1996                           seven registered investment companies for which NB
                                                                 Management acts as investment manager and
                                                                 administrator since 2002; Assistant Treasurer of three
                                                                 registered investment companies for which NB
                                                                 Management acts as investment manager and
                                                                 administrator from 1996 until 2002.

Frederic B. Soule (56)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                 President, Neuberger Berman from 1999 until 2003; Vice
                                                                 President, NB Management from 1995 until 1999; Vice
                                                                 President, seven registered investment companies for which
                                                                 NB Management acts as investment manager and
                                                                 administrator (three since 2000 and four since 2002).

Trani Wyman (33)            Assistant Treasurer since 2002       Employee, NB Management since 1991; Assistant
                                                                 Treasurer, seven registered investment companies for which
                                                                 NB Management acts as investment manager and
                                                                 administrator since 2002.

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(1)   The business address of each listed person is 605 Third Avenue, New York,
      New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)   Resigned as officer effective January 15, 2003.


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